Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	108 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
C000203454_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Series Treasury Bill Index Fund
C000203454_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000203454_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,162
C000203454_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,400
C000203454_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,413
C000203454_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,418
C000203454_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,707
C000203454_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,280
C000203454_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,854
C000203454_ClassMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,331
C000203454_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. 3-6 Month Treasury Bill Index
C000203454_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203454_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,167
C000203454_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	10,407
C000203454_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	10,421
C000203454_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,422
C000203454_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,715
C000203454_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	11,290
C000203454_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,857
C000203454_1_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	12,342
C000203454_LG_2_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
C000203454_2_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	10,000
C000203454_2_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,413
C000203454_2_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	11,542
C000203454_2_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	11,511
C000203454_2_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	10,531
C000203454_2_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	10,486
C000203454_2_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	10,332
C000203454_2_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	11,161
C000203454_2_AdditionalIndexMember_AsOf_2026Member
Account Value [Line Items]
Accumulated Value	$ 11,613